Fees Summary	Feb. 07, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,900,000,000
Previously Paid Amount	0
Total Fee Amount	290,890
Total Offset Amount	0
Net Fee	$ 290,890